ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Information of Results of Operations

The following unaudited pro-forma information presents a summary of the results of operations of our Company for the year ended December 31, 2010 as if we controlled 80 percent of the total outstanding voting rights of IAHGames and consolidated IAHGames as of the beginning of the period presented:

2010
(in US$ thousands, except per share figures)	Unaudited
Net revenue	$69,403
Loss from operations	(50,378)
Net loss	(1,570)
Net income attributable to GigaMedia	255
Basic earnings per share attributable to GigaMedia	0.00
Diluted earnings per share attributable to GigaMedia	0.00

Significant Financial Statement Impacts as Result of Execution and Closing of Management Agreement

The execution and closing of this agreement resulted in the following significant financial statement impacts in our Consolidated Financial Statements:

(in US$ thousands)	2011
Gain on cancellation of warrant liabilities	$665
Gain on reversal of impairment of prepaid expenses	1,347

Recovery of loss on termination of third-party contract	$2,012